Thrivent Mid Cap Growth Fund Expense Example - Thrivent Mid Cap Growth Fund - Class S	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 92
Expense Example, with Redemption, 3 Years	432
Expense Example, with Redemption, 5 Years	796
Expense Example, with Redemption, 10 Years	$ 1,821